Subsequent events - Narrative (Details)		12 Months Ended
	Jan. 24, 2024 € / shares	Dec. 31, 2023 € / shares	Feb. 14, 2024 dividend € / shares	Dec. 31, 2022 € / shares
Subsequent Event [Line Items]
Dividends declared (in EUR per share)		€ 6.10
Dividends payable (in EUR per share)		€ 1.75		€ 5.80
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in EUR per share)	€ 6.10
Dividends payable (in EUR per share)			€ 1.45
Number of interim dividends | dividend			2
Subsequent Event | Interim dividend
Subsequent Event [Line Items]
Dividends payable (in EUR per share)			€ 1.45
Subsequent Event | Final dividend
Subsequent Event [Line Items]
Dividends payable (in EUR per share)			€ 1.75